Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of decrease in equity interests	20.00%
Acquisition and disposition	₩ 140,999	₩ 161,824
Hello Nature Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of change in company ownership	49.90%
Obligation for additional investments	₩ 20,000
Celcom planet [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	₩ 12,932